Fees Summary	Nov. 04, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 17,440,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,408,584.83
Total Offset Amount	0.00
Net Fee	2,408,584.83
Narrative - Max Aggregate Offering Price	$ 17,440,875,000.00
Narrative - Max Aggregate Offering Amount | shares	17,500,000,000
Final Prospectus	true